Segment Information	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Segment Information

(4) Segment Information

Honda has four reportable segments: Motorcycle business, Automobile business, Financial services business and Power product and other businesses, which are based on Honda’s organizational structure and characteristics of products and services. Operating segments are defined as the components of Honda for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The accounting policies used for these reportable segments are consistent with the accounting policies used in the Company’s consolidated financial statements.

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle Business	Motorcycles, all-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	Research and development Manufacturing Sales and related services

Automobile Business	Automobiles and relevant parts	Research and development Manufacturing Sales and related services

Financial Services Business	Financial services	Retail loan and lease related to Honda products Others

Power Product and Other Businesses	Power products and relevant parts, and others	Research and development Manufacturing Sales and related services Others

(a) Segment Information

Segment information as of and for the years ended March 31, 2017, 2018 and 2019 is as follows:

As of and for the year ended March 31, 2017

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥1,716,165	¥10,086,816	¥1,878,094	¥318,125	¥13,999,200	¥—	¥13,999,200
Intersegment	—	169,850	13,188	31,567	214,605	(214,605)	—

Total	1,716,165	10,256,666	1,891,282	349,692	14,213,805	(214,605)	13,999,200

Segment profit (loss)	¥170,740	¥501,181	¥178,449	¥(9,659)	¥840,711	¥—	¥840,711

Share of profit of investments accounted for using the equity method	¥31,835	¥132,411	¥—	¥547	¥164,793	¥—	¥164,793
Segment assets	1,505,637	7,543,388	9,437,044	312,303	18,798,372	159,751	18,958,123
Investments accounted for using the equity method	93,410	499,067	—	4,785	597,262	—	597,262
Depreciation and amortization	79,398	576,546	664,940	14,544	1,335,428	—	1,335,428
Capital expenditures	66,241	607,629	1,886,607	12,272	2,572,749	—	2,572,749
Impairment losses on non-financial assets	185	626	7,987	170	8,968	—	8,968
Provision for credit and lease residual losses on receivables from financial services	—	—	31,448	—	31,448	—	31,448

As of and for the year ended March 31, 2018

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,038,712	¥10,852,171	¥2,123,194	¥347,069	¥15,361,146	¥—	¥15,361,146
Intersegment	—	193,038	14,071	24,097	231,206	(231,206)	—

Total	2,038,712	11,045,209	2,137,265	371,166	15,592,352	(231,206)	15,361,146

Segment profit (loss)	¥267,015	¥373,840	¥196,067	¥(3,364)	¥833,558	¥—	¥833,558

Share of profit of investments accounted for using the equity method	¥31,270	¥215,843	¥—	¥530	¥247,643	¥—	¥247,643
Segment assets	1,533,367	7,879,769	9,409,243	314,838	19,137,217	211,947	19,349,164
Investments accounted for using the equity method	89,498	584,922	—	5,097	679,517	—	679,517
Depreciation and amortization	74,128	616,321	748,503	15,164	1,454,116	—	1,454,116
Capital expenditures	63,927	514,910	1,801,554	14,243	2,394,634	—	2,394,634
Impairment losses on non-financial assets	42	3,648	11,911	4	15,605	—	15,605
Provision for credit and lease residual losses on receivables from financial services	—	—	36,699	—	36,699	—	36,699
As of and for the year ended March 31, 2019
	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,100,155	¥11,072,117	¥2,365,355	¥350,990	¥15,888,617	¥—	¥15,888,617
Intersegment	—	215,647	14,687	26,266	256,600	(256,600)	—

Total	2,100,155	11,287,764	2,380,042	377,256	16,145,217	(256,600)	15,888,617

Segment profit (loss)	¥291,642	¥209,694	¥235,945	¥(10,911)	¥726,370	¥—	¥726,370

Share of profit of investments accounted for using the equity method	¥29,704	¥198,505	¥—	¥618	¥228,827	¥—	¥228,827
Segment assets	1,523,817	7,923,802	10,236,066	328,870	20,012,555	406,567	20,419,122
Investments accounted for using the equity method	88,494	619,091	—	5,454	713,039	—	713,039
Depreciation and amortization	66,680	603,124	784,683	14,198	1,468,685	—	1,468,685
Capital expenditures	74,024	525,419	2,041,735	16,074	2,657,252	—	2,657,252
Impairment losses on non-financial assets	1,404	32,674	12,716	14	46,808	—	46,808
Provision for credit and lease residual losses on receivables from financial services	—	—	34,720	—	34,720	—	34,720

Explanatory notes:

1.

Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.

2.

Segment assets of each segment are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.

3.	Intersegment sales revenues are generally made at values that approximate arm’s-length prices.
4.

Reconciling items include elimination of intersegment transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2017, 2018 and 2019 amounted to ¥530,809 million, ¥519,780 million and ¥682,842 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

5.

Provisions for product warranties accrued for the years ended March 31, 2017, 2018 and 2019 are ¥198,016 million, ¥219,575 million and ¥247,194 million, respectively. These are mainly included in Automobile business.

6.

The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2017, 2018 and 2019 are ¥22,707 million, ¥67,768 million and ¥32,565 million respectively. These are related to Automobile business and aircraft and aircraft engines, which are included in Power product and other businesses.

(b) Product or Service Groups Information

Sales revenue by product or service groups of Honda for the years ended March 31, 2017, 2018 and 2019 is as follows:

	Yen (millions)
	2017	2018	2019
Motorcycles and relevant parts	¥1,598,935	¥1,919,232	¥1,986,968
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	117,230	119,480	113,187
Automobiles and relevant parts	10,920,594	11,813,125	12,173,065
Financial services	1,044,316	1,162,240	1,264,407
Power products and relevant parts	245,881	266,233	266,012
Others	72,244	80,836	84,978

Total	¥13,999,200	¥15,361,146	¥15,888,617

(c) Geographical Information

The sales revenue and carrying amounts of non-current assets other than financial instruments and deferred tax assets based on the location of the Company and its subsidiaries as of and for the years ended March 31, 2017, 2018 and 2019 are as follows:

As of and for the year ended March 31, 2017

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,114,833	¥6,755,460	¥5,128,907	¥13,999,200
Non-current assets other than financial instruments and deferred tax assets	¥2,492,467	¥4,067,831	¥1,688,360	¥8,248,658

As of and for the year ended March 31, 2018

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,240,033	¥7,028,633	¥6,092,480	¥15,361,146
Non-current assets other than financial instruments and deferred tax assets	¥2,580,515	¥3,784,531	¥1,696,056	¥8,061,102

As of and for the year ended March 31, 2019

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,394,584	¥7,480,382	¥6,013,651	¥15,888,617
Non-current assets other than financial instruments and deferred tax assets	¥2,695,603	¥3,956,228	¥1,685,874	¥8,337,705

(d) Supplemental Geographical Information

In addition to the disclosure required by IFRS, Honda provides the following supplemental information for the financial statements users:

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2017

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,114,833	¥7,621,550	¥638,436	¥2,893,404	¥730,977	¥13,999,200	¥—	¥13,999,200
Inter-geographic areas	1,998,576	476,518	150,957	562,629	2,518	3,191,198	(3,191,198)	—

Total	4,113,409	8,098,068	789,393	3,456,033	733,495	17,190,398	(3,191,198)	13,999,200

Operating profit (loss)	¥104,560	¥398,725	¥12,112	¥331,466	¥29,016	¥875,879	¥(35,168)	¥840,711

Assets	¥4,236,574	¥10,743,185	¥675,983	¥2,694,622	¥670,332	¥19,020,696	¥(62,573)	¥18,958,123
Non-current assets other than financial instruments and deferred tax assets	¥2,492,467	¥4,766,609	¥107,443	¥694,919	¥187,220	¥8,248,658	¥—	¥8,248,658
As of and for the year ended March 31, 2018
	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,240,033	¥8,067,455	¥680,497	¥3,541,680	¥831,481	¥15,361,146	¥—	¥15,361,146
Inter-geographic areas	2,240,651	517,150	236,717	679,340	6,043	3,679,901	(3,679,901)	—

Total	4,480,684	8,584,605	917,214	4,221,020	837,524	19,041,047	(3,679,901)	15,361,146

Operating profit (loss)	¥86,916	¥278,476	¥15,837	¥402,620	¥43,831	¥827,680	¥5,878	¥833,558

Assets	¥4,405,523	¥10,651,191	¥727,045	¥2,942,053	¥659,781	¥19,385,593	¥(36,429)	¥19,349,164
Non-current assets other than financial instruments and deferred tax assets	¥2,580,515	¥4,530,019	¥105,649	¥683,006	¥161,913	¥8,061,102	¥—	¥8,061,102

As of and for the year ended March 31, 2019

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,394,584	¥8,526,733	¥652,335	¥3,557,338	¥757,627	¥15,888,617	¥—	¥15,888,617
Inter-geographic areas	2,453,729	497,231	275,089	714,901	6,826	3,947,776	(3,947,776)	—

Total	4,848,313	9,023,964	927,424	4,272,239	764,453	19,836,393	(3,947,776)	15,888,617

Operating profit (loss)	¥10	¥299,750	¥(6,620)	¥404,220	¥22,616	¥719,976	¥6,394	¥726,370

Assets	¥4,546,640	¥11,418,194	¥694,606	¥3,024,357	¥621,259	¥20,305,056	¥114,066	¥20,419,122
Non-current assets other than financial instruments and deferred tax assets	¥2,695,603	¥4,740,675	¥65,500	¥691,211	¥144,716	¥8,337,705	¥—	¥8,337,705

Explanatory notes:

1.	Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, Belgium, Turkey, Italy
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.

Operating profit (loss) of each geographical region is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs.

3.	Assets of each geographical region are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets.
4.	Sales revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.

Reconciling items include elimination of inter-geographic transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2017, 2018 and 2019 amounted to ¥530,809 million, ¥519,780 million and ¥682,842 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

(e) Others

Impact to Europe related to changes of the global automobile production network and capability

In February 2019, the Company announced making changes throughout the global automobile production network based on the direction to optimize production allocation and production capacity on a global basis. As a part of the changes, the Company announced mainly to begin consultation with employees in the direction toward discontinuing automobile production at its certain subsidiaries in Europe in 2021.

The Company and its certain subsidiaries recognized ¥68,092 million of losses including an impairment loss on property, plant and equipment, employee benefits and other expenses. Of the total loss and expenses, ¥56,590 million is included in cost of sales and ¥11,502 million is included in selling, general and administrative in the consolidated statements of income for the year ended March 31, 2019.